Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	ALLIANZ LIFE INSURANCE CO OF NORTH AMERICA
Entity Central Index Key	0000072499
Entity Filer Category	Non-accelerated Filer